RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS (Tables)	12 Months Ended
Mar. 31, 2022
Restructuring, Integration and Acquisition costs [Abstract]
Analysis of restructuring, integration, and acquisition costs

	2022	2021
Integration and acquisition costs	$87.8	$6.9
Impairment of non-financial assets	37.1	59.5
Severances and other employee related costs	6.9	42.9
Other costs	15.1	14.7
Total restructuring, integration and acquisition costs	$146.9	$124.0